Note 7 - General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
	For the year ended
	December 31,	December 31
	2022	2021
	$	$
Accounting and audit	606	517
Depreciation and amortization (Note 12)	136	146
Filing and transfer agent fees	335	274
General office expenses	530	647
Insurance	2,024	1,316
Legal	244	161
Management compensation and consulting fees	4,648	3,736
Share-based payment expense (Note 13)	3,250	4,256
Shareholder relations	419	273
Travel	160	35
	12,352	11,361